SCHEDULE OF REVENUES FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2022	Feb. 28, 2023	Feb. 28, 2022
Revenue from Contract with Customer [Abstract]
Device rental activities	$ 416,062	$ 154,628	$ 997,754	$ 622,647	$ 754,126	$ 592,401
Direct sales of goods and services	180,918	247,771	370,797	432,393	577,830	854,708
Revenue	$ 596,980	$ 402,399	$ 1,368,551	$ 1,055,040	$ 1,331,956	$ 1,447,109